Variable Interest Entities (“VIEs”) - Schedule of Variable Interest Entities (Details) - VIE [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Variable Interest Entities [Line Items]
Net revenues		¥ 123,593	¥ 122,880
Operating costs and expenses		92,617	100,957
Net income (loss)		20,870	(13,085)
Net cash generated from operating activities		¥ 1,618	¥ 3,754